Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

12 Property, plant and equipment

Items of property, plant and equipment are measured at the historical cost of acquisition or construction, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

The machinery, equipment and facilities require inspections, replacement of components and maintenance at regular intervals. The Company makes shutdowns at regular intervals that vary from two to six years to perform these activities. These shutdowns can involve the plant as a whole, a part of it, or only relevant pieces of equipment, such as industrial boilers, turbines and tanks. Expenses with each scheduled shutdown are included in property, plant and equipment items that were the stoppage’s subject matter and are fully depreciated until the beginning of the following related stoppage.

Depreciation starts when the assets become available and is calculated using the straight-line method, based on the useful life estimated by the Company’s technicians in the management of the plants. The useful lives of assets are reviewed at each reporting date.

The main factors taken into consideration in the definition of the useful life of the assets that compose the Company’s industrial plants are the information of manufacturers of machinery and equipment, level of the plants’ operations, quality of preventive and corrective maintenance and the prospects of technological obsolescence of assets.

The estimated useful lives applied to the assets determined the following average percentage of rates per year:

	2022	2021
Buildings and improvements	3.03	2.92
Machinery, equipment and installations	7.32	6.74
Furniture and fixtures	10.06	10.06
IT equipment	21.03	21.18
Lab equipment	9.59	9.53
Security equipment	10.50	10.04
Vehicles	19.51	18.82
Other	18.09	17.05

Borrowing costs are capitalized when associated with ongoing projects, using: (i) the average rate of the financings; and (ii) the exchange variation portion that corresponds to any positive difference between the average rate of financing in the domestic market and the rate cited in item (i).

In 2022, capitalized borrowing costs amounted to R$203,135 (2021: R$192,207). The average rate of these charges in the year was 8.51% p.a. (2021: 8.33% p.a.).

As of December 31, 2022, the acquisition of property, plant and equipment with payment installments is R$525,192 (2021: R$295,056).

(a) Reconciliation of carrying amount

	Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost	683,031	8,281,424	53,401,832	4,389,105	2,038,666	68,794,058
Accumulated depreciation and amortization	-	(3,159,185)	(28,268,867)	-	(1,436,857)	(32,864,909)
Balance as of December 31, 2020	683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149

Acquisitions	-	338	160,297	3,388,078	3,421	3,552,134
Capitalized financial charges	-	-	-	192,207	-	192,207
Foreign currency translation adjustment
Cost	17,046	287,866	1,118,655	74,428	23,859	1,521,854
Depreciation	-	(88,406)	(313,267)	-	(16,760)	(418,433)
Transfers by concluded projects	244	13,965	3,207,833	(3,412,665)	190,623	-
Transfers to inventory	-	-	-	(16,838)	-	(16,838)
Transfers to intangible	-	31,495	(11,673)	(73,397)	(11,847)	(65,422)
Disposals
Cost	(10,856)	9,723	(353,274)	(91,485)	(41,066)	(486,958)
Depreciation	-	168	387,005	-	9,206	396,379
Depreciation	-	(195,900)	(3,038,176)	-	(143,164)	(3,377,241)
Transfers to "non-current assets held for sale"	(1,701)	-	(2)	-	2	(1,701)
Transfers Others	-		118,629	(40,095)	(78,534)
Net book value	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130
Cost	687,764	8,591,020	57,535,343	4,449,433	2,215,503	73,479,063
Accumulated depreciation	-	(3,409,532)	(31,126,351)	(40,095)	(1,677,954)	(36,253,933)
Balance as of December 31, 2021	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130

Acquisitions	-	1,709	296,719	4,643,953	7,603	4,949,985
Additions through acquisition of ER Plastics	-	20,868	56,288	-	362	77,518
Capitalized financial charges	-	-	-	203,135	-	203,135
Foreign currency translation adjustment						-
Cost	(19,916)	(173,496)	(941,271)	(38,966)	(28,592)	(1,202,241)
Depreciation	-	51,263	285,016	-	20,269	356,548
Transfers by concluded projects	-	86,609	2,688,220	(2,915,496)	140,667	–
Transfers to intangible	-	-	-	(13,597)	-	(13,597)
Disposals						-
Cost	(3)	(7)	(926,944)	(20,665)	(16,689)	(964,308)
Depreciation	-	-	815,220	-	13,715	828,934
Depreciation	-	(203,358)	(3,347,376)	-	(147,074)	(3,697,809)
Net book value	667,845	4,965,077	25,334,863	6,267,702	527,809	37,763,295
Cost	667,845	8,526,704	58,708,355	6,307,797	2,318,854	76,529,554
Accumulated depreciation	-	(3,561,627)	(33,373,492)	(40,095)	(1,791,045)	(38,766,259)
Balance as of December 31, 2022	667,845	4,965,077	25,334,863	6,267,702	527,809	37,763,295

(i)	As of December 31, 2022, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$2,343,313 (2021: R$1,473,396), capitalized financial charges in the amount of R$365,374 (2021: R$237,519), inventories of spare parts in the amount of R$566,873 (2021: R$534,875), strategic projects ongoing in Brazil in the amount of R$713,813 (2021: R$351,657) and in Braskem America in the amount of R$126,055 (2021: R$136,342). The remainder corresponds mainly to projects for maintaining the production capacity of plants.

Property, plant and equipment by country

	2022	2021

Brazil	17,204,824	15,867,387
Mexico	13,444,279	13,714,543
United States of America	6,729,469	7,281,077
Germany	294,612	356,288
Netherland	89,841	5,691
Other	270	144
	37,763,295	37,225,130

(b) Impairment loss

Annually, or whenever there is any indication that an asset has suffered devaluation, the Company conducts an analysis to determine if there are indicators that the book value of property, plant and equipment may not be recoverable. This analysis is conducted to assess the existence of scenarios that could adversely affect its cash flow and, consequently, its ability to recover the investment in such assets. These scenarios arise from issues of a macroeconomic, legal, competitive, or technological nature.

The following are considered by the Company as relevant points and are observed in this analysis:

(i) the possibility of an oversupply of products manufactured by the Company or of a significant reduction in demand due to adverse economic factors;

(ii) the prospects of material fluctuations in the prices of products and inputs;

(iii) the likelihood of the development of new technologies or raw materials that could materially reduce production costs and consequently impact sales prices, ultimately leading to the full or partial obsolescence of the industrial facilities of the Company; and

(iv) changes in the general regulatory environment that make the production process of Braskem infeasible or that significantly impact the sale of its products.

The recoverable value of an asset or Cash Generating Unit (“CGU”) is the greatest of the value in use and its fair value less sales costs. The value in use is based on estimated future cash flows, discounted to present value using a discount rate before tax that reflects the current market assessments of the time value of money and the specific risks related to the asset or CGU.

When identifying whether cash inflows from an asset (or group of assets) are largely independent of cash inflows from other assets (or groups of assets), the Company considers several factors, such as: product lines, individual locations and the way Management monitors and makes decisions about its business.

No events indicated that the carrying amount exceeds its recoverable amount as of December 31, 2022 and 2021.